Note 12 - Net Income (Loss) per Share	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Earnings Per Share [Text Block]
(
12
)    Net Income/(Loss) per Share

Basic net income/(loss) per ordinary share was computed by dividing the net income/(loss) applicable to common stock by the weighted-average number of common stock outstanding during the period. Warrants issued to the Lenders and options granted to employees under the Universal Biosensors Employee Option Plan are considered to be potential ordinary shares for the purpose of calculating diluted net income/(loss) per share.

	Years Ended December 31,
	2020	2019
	A$	A$
Weighted average shares used as denominator in calculating:
Basic net income/(loss) per share	177,574,046	177,481,639
Diluted net income/(loss) per share	177,574,046	177,481,639

The number of shares
not
included in the calculation of basic net income/(loss) per ordinary share because the impact would be anti-dilutive were
4,844,333
and
80,000
for the years ended
December 31, 2020
and
2019,
respectively.